UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21750
Kayne Anderson Energy Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100, Houston, Texas	77002

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 717 Texas Avenue, Suite 3100, Houston, Texas 77002
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 493-2020
Date of fiscal year end: November 30, 2009
Date of reporting period: May 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The report of Kayne Anderson Energy Total Return Fund, Inc. (the “Registrant”) to stockholders for the semi-annual period ended May 31, 2009 is attached below.

SEMI-ANNUAL REPORT MAY 31, 2009

CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS: This report contains “forward-looking statements” as defined under the U.S. federal securities laws. Generally, the words “believe,” “expect,” “intend,” “estimate,” “anticipate,” “project,” “will” and similar expressions identify forward-looking statements, which generally are not historical in nature. Forward-looking statements are subject to certain risks and uncertainties that could cause actual results to materially differ from the Fund’s historical experience and its present expectations or projections indicated in any forward-looking statement. These risks include, but are not limited to, changes in economic and political conditions; regulatory and legal changes; energy industry risk; commodity pricing risk; leverage risk; valuation risk; non-diversification risk; interest rate risk; tax risk; and other risks discussed in the Fund’s filings with the SEC. You should not place undue reliance on forward-looking statements, which speak only as of the date they are made. The Fund undertakes no obligation to update or revise any forward- looking statements made herein. There is no assurance that the Fund’s investment objectives will be attained.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY
MAY 31, 2009
(UNAUDITED)
Portfolio Investments by Category*
May 31, 2009 November 30, 2008

*	As a percentage of total investments
Top Ten Holdings by Issuer

		Percent of
		Total Investments
Holding	Sector	As of May 31, 2009
1. Kinder Morgan Management, LLC	MLP Affiliates	11.8%
2. Enbridge Energy Management, L.L.C.	MLP Affiliates	7.6
3. Plains All American Pipeline, L.P.	MLP	6.9
4. Enterprise Products Partners L.P.	MLP	3.8
5. Navios Maritime Holdings Inc.	Marine Transportation	2.7
6. Petrohawk Energy Corporation	Upstream	2.2
7. Athabasca Oil Sands Corp.	Canadian Upstream	2.1
8. Teekay Offshore Partners L.P.	MLP	2.1
9. Energy Future Holdings Corp.	Other Energy	1.9
10 . Massey Energy Company	Coal	1.9

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments — 126.0%
Equity Investments(a) — 93.8%
United States — 79.9%
MLP(b)(c) — 38.8%
Alliance Holdings GP, L.P.	41	$892
Buckeye Partners, L.P.	67	2,872
Calumet Specialty Products Partners, L.P.	121	1,601
Capital Product Partners L.P.(d)	1,207	11,960
Copano Energy, L.L.C.	77	1,216
Copano Energy, L.L.C. — Unregistered, Class D Units(e)(f)	114	1,616
Crosstex Energy, L.P.(g)	597	1,870
DCP Midstream Partners, LP	312	6,007
Eagle Rock Energy Partners, L.P.	18	54
Energy Transfer Equity, L.P.	159	4,178
Energy Transfer Partners, L.P.	164	6,942
Enterprise GP Holdings L.P.	67	1,814
Enterprise Products Partners L.P.	1,040	27,033
Exterran Partners, L.P.	282	3,827
Global Partners LP	227	3,751
Hiland Partners, LP(g)	40	212
Holly Energy Partners, L.P.	77	2,321
Inergy Holdings, L.P.	66	2,548
Inergy, L.P.	328	8,340
K-Sea Transportation Partners L.P.	63	1,221
Magellan Midstream Holdings, L.P.	77	1,623
Magellan Midstream Partners, L.P.	37	1,304
MarkWest Energy Partners, L.P.	375	6,747
Martin Midstream Partners L.P.	325	6,139
Navios Maritime Partners L.P.(d)	1,147	11,707
OSG America L.P.	241	1,673
Penn Virginia Resource Partners, L.P.	108	1,644
Plains All American Pipeline, L.P.(h)	1,113	49,294
Quicksilver Gas Services LP	20	255
Regency Energy Partners LP	529	6,685
Targa Resources Partners LP	198	2,606
TC PipeLines, LP	132	4,573
Teekay LNG Partners L.P.	213	4,084
Teekay Offshore Partners L.P.(d)	1,058	14,718
TEPPCO Partners, L.P.	56	1,663
Western Gas Partners, LP	108	1,639
Williams Partners L.P.	331	6,121

		212,750

MLP Affiliates — 25.2%
Enbridge Energy Management, L.L.C.(i)	1,409	53,954
Kinder Morgan Management, LLC(i)	1,866	83,786

		137,740

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Marine Transportation — 8.9%
Aries Maritime Transport Limited (g)	1,111	$767
DHT Maritime, Inc.	2,106	12,149
Diana Shipping Inc.(g)(j)	451	8,135
Genco Shipping & Trading Limited(g)(j)	257	6,710
General Maritime Corporation	668	6,397
Safe Bulkers, Inc.	602	4,518
Ship Finance International Limited	293	3,626
Teekay Tankers Ltd.	498	6,137

		48,439

Coal — 4.4%
Arch Coal, Inc.(j)	330	6,115
CONSOL Energy Inc.(j)	170	6,997
Foundation Coal Holdings, Inc.(j)	150	4,403
Peabody Energy Corporation(j)	195	6,626

		24,141

Royalty Trust — 2.6%
MV Oil Trust	595	8,751
Permian Basin Royalty Trust	167	1,908
Whiting USA Trust I	322	3,786

		14,445

Total United States (Cost $440,517)		437,515

Canada — 13.9%
Royalty Trust — 13.9%
ARC Energy Trust	160	2,550
Baytex Energy Trust	79	1,405
Bonavista Energy Trust	588	9,861
Bonterra Oil & Gas Ltd.	8	152
Bonterra Oil & Gas Ltd. — Unregistered(e)	15	274
Crescent Point Energy Trust	152	4,444
Daylight Resources Trust	526	3,978
Enerplus Resources Fund	522	12,368
NAL Oil & Gas Trust	1,511	13,015
Penn West Energy Trust	514	7,193
Trilogy Energy Trust	159	971
Vermilion Energy Trust	341	10,071
Zargon Energy Trust	690	9,962

Total Canada (Cost $90,952)		76,244

Total Equity Investments (Cost $531,469)		513,759

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

	Interest		Maturity	Principal
Description	Rate		Date	Amount	Value
Energy Debt Investments — 32.2%
United States — 29.5%
MLP(b) — 0.8%
Atlas Energy Resources, LLC	10.750%		2/01/18	$4,550	$4,049
Copano Energy, L.L.C.	8.125		3/01/16	500	465

					4,514

Coal — 7.0%
Alpha Natural Resources, Inc.(k)	2.375		4/15/15	9,600	7,656
James River Coal Company	9.375		6/01/12	8,188	7,021
Massey Energy Company(k)	3.250		8/01/15	20,150	13,425
Peabody Energy Corporation	6.875		3/15/13	1,000	764
Penn Virginia Corporation(k)	4.500		11/15/12	12,000	9,660

					38,526

Marine Transportation — 4.1%
Navios Maritime Holdings Inc.	9.500		12/15/14	25,250	19,316
Overseas Shipholding Group, Inc.	7.500		2/15/24	4,687	3,328

					22,644

Midstream — 3.7%
El Paso Corporation	12.000		12/12/13	2,765	3,041
El Paso Corporation	7.750		1/15/32	6,035	4,789
The Williams Companies, Inc.	8.750		3/15/32	12,670	12,163

					19,993

Oilfield Services — 1.1%
Dresser, Inc.	(l	)	5/04/15	9,000	5,760

Upstream — 10.3%
Berry Petroleum Company	10.250		6/01/14	2,000	1,962
Carrizo Oil & Gas, Inc.(k)	4.375		6/01/28	9,000	6,311
CDX Funding, LLC	(m	)	3/31/13	3,750	938
Comstock Resources, Inc.	6.875		3/01/12	3,019	2,808
Denbury Resources Inc.	9.750		3/01/16	4,010	4,090
Encore Acquisition Company	7.250		12/01/17	4,000	3,350
Encore Acquisition Company	9.500		5/01/16	3,500	3,395
Hilcorp Energy Company	7.750		11/01/15	10,274	8,836
Mariner Energy, Inc.	7.500		4/15/13	5,000	4,375
Mariner Energy, Inc.	8.000		5/15/17	6,000	4,740
Petrohawk Energy Corporation	9.125		7/15/13	16,045	15,764

					56,569

Other Energy — 2.5%
Energy Future Holdings Corp.	(n	)	10/10/14	19,500	13,626

Total United States (Cost $169,742)					161,632

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

	Interest	Maturity	Principal
Description	Rate	Date	Amount	Value
Canada — 2.7%
Upstream — 2.7%
Athabasca Oil Sands Corp. (Cost $17,093)	13.000%	7/30/11	$17,500	$14,983

Total Fixed Income Investments (Cost $186,835)				176,615

Total Long-Term Investments (Cost $718,304)				690,374

Short-Term Investment — 4.2%
Repurchase Agreement — 4.2%
J.P. Morgan Securities Inc. (Agreement dated 5/29/2009 to be repurchased at $22,597), collateralized by $23,257 in U.S. Treasury note (Cost $22,597)	0.100	6/01/09		22,597

Total Investments — 130.2% (Cost $740,901)				712,971

	No. of
	Contracts
Liabilities
Call Option Contracts Written(o)
United States
Coal
Arch Coal, Inc., call option expiring 6/20/2009 @ $17.00	500	(95)
Arch Coal, Inc., call option expiring 6/20/2009 @ $18.00	2,000	(260)
Arch Coal, Inc., call option expiring 6/20/2009 @ $19.00	500	(40)
CONSOL Energy Inc., call option expiring 6/20/2009 @ $37.00	500	(278)
CONSOL Energy Inc., call option expiring 6/20/2009 @ $41.00	400	(90)
CONSOL Energy Inc., call option expiring 6/20/2009 @ $42.00	400	(76)
Foundation Coal Holdings, Inc., call option expiring 6/20/2009 @ $22.50	500	(400)
Foundation Coal Holdings, Inc., call option expiring 6/20/2009 @ $30.00	500	(88)
Peabody Energy Corporation, call option expiring 6/20/2009 @ $32.00	500	(145)
Peabody Energy Corporation, call option expiring 6/20/2009 @ $34.00	950	(166)

		(1,638)

Marine Transportation
Diana Shipping Inc., call option expiring 6/20/2009 @ $15.00	2,300	(782)
Diana Shipping Inc., call option expiring 6/20/2009 @ $17.50	500	(63)
Genco Shipping & Trading Limited, call option expiring 6/20/2009 @ $19.00	925	(675)
Genco Shipping & Trading Limited, call option expiring 6/20/2009 @ $20.00	425	(275)
Genco Shipping & Trading Limited, call option expiring 6/20/2009 @ $21.00	208	(112)
Genco Shipping & Trading Limited, call option expiring 6/20/2009 @ $22.50	608	(257)

		(2,164)

Total Call Option Contracts Written (Premium received $2,086)		(3,802)
Senior Unsecured Notes		(165,000)
Other Liabilities		(13,565)

Total Liabilities		(182,367)
Other Assets		17,174

Total Liabilities in Excess of Other Assets		(165,193)

Net Assets Applicable To Stockholders		$547,778

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)
Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 31.8% of its net assets invested in securities treated as publicly traded partnerships at May 31, 2009, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(e)	Fair valued and restricted security (See Notes 2, 3 and 6).

(f)	Security is currently not paying cash distributions but will convert to securities which pay cash distributions within the next 12 months.

(g)	Security is currently not paying cash distributions.

(h)	The Fund believes that it is an affiliate of Plains All American Pipeline, L.P. (See Note 5).

(i)	Distributions are paid-in-kind.

(j)	Security or a portion thereof is segregated as collateral on option contracts written.

(k)	Security is convertible into common shares of the issuer.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (6.09% as of May 31, 2009).

(m)
Floating rate senior secured second lien term loan. Security pays interest at a prime rate of 3.25% + 525 basis points and 200 basis points default penalty (10.50% as of May 31, 2009). As of May 31, 2009, CDX Funding, LLC was in payment default under the floating rate senior secured second lien term loan.

(n)
Floating rate senior secured first lien B-2 term loan. Security pays interest at a rate of LIBOR + 350 basis points (3.88% as of May 31, 2009). Energy Future Holdings Corp., formerly TXU Corp., is a privately-held energy company with a portfolio of competitive and regulated energy subsidiaries, including TXU Energy, Oncor and Luminant.

(o)	Security is non-income producing.
See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2009
(amounts in 000’s, except share and per share amounts)
(UNAUDITED)

ASSETS
Investments, at fair value:
Non-affiliated (Cost — $685,767)	$641,080
Affiliated (Cost — $32,537)	49,294
Repurchase agreement (Cost — $22,597)	22,597

Total investments (Cost — $740,901)	712,971
Cash denominated in foreign currency (Cost — $442)	458
Deposits with broker from option contracts written	1,326
Receivable for securities sold (Cost — $8,211)	8,231
Interest, dividends and distributions receivable (Cost — $5,883)	5,988
Deferred debt issuance costs and other, net	1,171

Total Assets	730,145

LIABILITIES
Payable for securities purchased (Cost — $9,086)	9,142
Investment management fee payable	708
Call option contracts written (Premiums received — $2,086)	3,802
Accrued directors’ fees and expenses	52
Accrued expenses and other liabilities	3,663
Senior unsecured notes	165,000

Total Liabilities	182,367

NET ASSETS	$547,778

NET ASSETS CONSIST OF
Common stock, $0.001 par value (33,308,328 shares issued and outstanding and 199,979,000 shares authorized)	$33
Paid-in capital, less distributions in excess of taxable income	691,778
Accumulated net investment income less distributions not treated as tax return of capital	(332)
Accumulated net realized losses less distributions not treated as tax return of capital	(114,141)
Net unrealized losses on investments, foreign currency translations and options	(29,560)

NET ASSETS	$547,778

NET ASSET VALUE PER SHARE	$16.45

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

INVESTMENT INCOME
Income
Dividends and distributions:
Non-affiliated investments	$18,839
Affiliated investments	2,176

Total dividends and distributions (after foreign taxes withheld of $545)	21,015
Return of capital	(10,208)

Net dividends and distributions	10,807
Interest (after foreign taxes withheld of $10)	7,988

Total Investment Income	18,795

Expenses
Investment management fees	3,816
Professional fees	230
Administration fees	171
Reports to stockholders	108
Directors’ fees	101
Insurance	79
Custodian fees	72
Other expenses	203

Total Expenses — Before Write-off of Debt Issuance Costs and Interest Expense	4,780
Write-off of debt issuance costs	387
Interest expense	7,409

Total Expenses	12,576

Net Investment Income	6,219

REALIZED AND UNREALIZED GAINS/(LOSSES)
Net Realized Gains/(Losses)
Investments	(79,626)
Foreign currency transactions	(154)
Options	4,227

Net Realized Losses	(75,553)

Net Change in Unrealized Gains/(Losses)
Investments	203,782
Foreign currency translations	134
Options	(1,762)

Net Change in Unrealized Gains	202,154

Net Realized and Unrealized Gains	126,601

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,820

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
(amounts in 000’s, except share amounts)

	For the Six		For the Fiscal
	Months Ended		Year Ended
	May 31, 2009		November 30,
	(Unaudited)		2008
OPERATIONS
Net investment income	$6,219		$28,550
Net realized losses	(75,553)		(38,757)
Net change in unrealized gains/(losses)	202,154		(415,763)

Net Increase/(Decrease) in Net Assets Resulting from Operations	132,820		(425,970)

DIVIDENDS TO PREFERRED STOCKHOLDERS
Dividends from net investment income	—		(10,773	)(2)

DIVIDENDS AND DISTRIBUTIONS TO COMMON STOCKHOLDERS
Dividends from net investment income	(6,219	)(1)	(12,116	)(2)
Distributions — return of capital	(26,565	)(1)	(54,070	)(2)

Dividends and Distributions to Common Stockholders	(32,784)		(66,186)

CAPITAL STOCK TRANSACTIONS
Underwriting costs and offering expenses	—		(89)
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		956
Issuance of 706,914 and 157,901 newly issued shares of common stock from reinvestment of distributions	9,796		2,206
Issuance of 237,646 from treasury shares of common stock from reinvestment of distributions	—		3,368

Net Increase in Net Assets Applicable to Common Stockholders from Capital Stock Transactions	9,796		6,441

Total Increase/(Decrease) in Net Assets Applicable to Common Stockholders	109,832		(496,488)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
Beginning of period	437,946		934,434

End of period	$547,778		$437,946

(1)
This is an estimate of the characterization of the distributions paid to common stockholders for the six months ended May 31, 2009 as either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.

(2)
All distributions paid to preferred stockholders and common stockholders for the fiscal year ended November 30, 2008 were characterization as either dividend (ordinary income) or distribution (return of capital). This characterization is based on the Fund’s earnings and profits.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2009
(amounts in 000’s)
(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$132,820
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Return of capital distributions	10,208
Realized losses on investments and options	75,399
Unrealized gains (excluding impact on cash of $1 of foreign currency translations)	(202,155)
Accretion of bond discount	(1,070)
Purchase of investments	(304,438)
Proceeds from sale of investments	287,063
Sale of short-term investments, net	80,152
Increase in deposits with brokers	(1,326)
Increase in receivable for securities sold	(1,044)
Decrease in interest, dividend and distributions receivable	566
Decrease in deferred debt issuance costs and other, net	614
Increase in payable for securities purchased	5,236
Decrease in investment management fee payable	(42)
Increase in option contracts written, net	2,036
Decrease in accrued expenses and other liabilities	(992)

Net Cash Provided by Operating Activities	83,027

CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of senior unsecured notes	(60,000)
Cash distributions paid to common stockholders	(22,988)

Net Cash Used in Financing Activities	(82,988)

NET INCREASE IN CASH	39

CASH — BEGINNING OF PERIOD	419

CASH — END OF PERIOD	$458

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $9,796 pursuant to the Fund’s dividend reinvestment plan.
During the six months ended May 31, 2009, there were no state income taxes paid and interest paid was $8,345 (including $1,800 of interest paid to noteholders on December 5, 2008 related to the repurchase of $60,000 of senior unsecured notes).
See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

						For the
	For the Six					Period June
	Months					28, 2005(1)
	Ended May					through
	31, 2009		For the Fiscal Year Ended November 30,			November 30,
	(Unaudited)		2008	2007	2006	2005
Per Share of Common Stock(2)
Net asset value, beginning of period	$13.43		$29.01	$25.44	$24.13	$23.84	(3)

Net investment income	0.19		0.88	1.09	1.17	0.23
Net realized and unrealized gains/(losses)	3.83		(14.09)	4.82	2.34	0.33

Total income/(loss) from investment operations	4.02		(13.21)	5.91	3.51	0.56

Preferred Stockholder Dividends	—		(0.34)	(0.23)	(0.44)	—
Preferred Stockholder Dividends — short-term capital gains	—		—	(0.14)	—	—
Preferred Stockholder Distributions — long-term capital gains	—		—	(0.13)	—	—

Total dividends and distributions — Preferred Stockholders	—		(0.34)	(0.50)	(0.44)	—

Common Stockholder Dividends	(0.19)		(0.38)	(0.83)	(0.86)	(0.23)
Common Stockholder Dividends — short-term capital gains	—		—	(0.53)	(0.81)	(0.04)
Common Stockholder Distributions — long-term capital gains	—		—	(0.48)	—	—
Common Stockholder Distributions — return of capital	(0.81)		(1.68)	—	(0.03)	—

Total dividends and distributions — Common Stockholders	(1.00)		(2.06)	(1.84)	(1.70)	(0.27)

Effect of common stock repurchased	—		—	—	0.05	—
Underwriting discounts and offering costs on the issuance of common and preferred stock	—		—	—	(0.11)	—
Gain on 765 shares of Series B Preferred Stock redeemed at a discount to liquidation value	—		0.03	—	—	—

Total capital stock transactions	—		0.03	—	(0.06)	—

Net asset value, end of period	$16.45		$13.43	$29.01	$25.44	$24.13

Market value per share of common stock, end of period	$17.13		$10.53	$25.79	$25.00	$21.10

Total investment return based on common stock market value(4)	74.6%		(55.2)%	10.2%	27.2%	(14.6)%

Supplemental Data and Ratios(5)
Net assets applicable to common stockholders, end of period	$547,778		$437,946	$934,434	$806,063	$776,963
Ratio of expenses to Average Net Assets(6)
Management fees	1.8%		1.6%	1.7%	1.7%	1.3%
Other expenses	0.4		0.3	0.3	0.3	0.4

Subtotal	2.2%		1.9%	2.0%	2.0%	1.7%
Interest expense and auction agent fees	3.6		0.7	0.2	0.1	—
Management fee waivers	—		—	(0.1)	(0.3)	(0.2)

Total expenses	5.8%		2.6%	2.1%	1.8%	1.5%

Ratio of net investment income to average net assets	2.9%		3.1%	3.8%	4.6%	2.3%
Net increase/(decrease) in net assets applicable to common stockholders resulting from operations to average net assets	30.6	% (7)	(47.7)%	19.1%	12.3%	2.4	% (7)
Portfolio turnover rate	49.6	% (7)	65.0%	52.1%	63.8%	23.2	% (7)
Average net assets	$434,723		$915,456	$906,692	$802,434	$759,550
Senior Unsecured Notes outstanding, end of period	$165,000		$225,000	—	—	—
Revolving credit facility outstanding, end of period	—		—	$41,000	—	$40,000
See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

						For the
	For the Six					Period June
	Months					28, 2005(1)
	Ended May					through
	31, 2009	For the Fiscal Year Ended November 30,				November 30,
	(Unaudited)	2008		2007	2006	2005

Supplemental Data and Ratios— Continued(5)
Auction Rate Preferred Stock, end of period	—	—		$300,000	$300,000	—
Asset coverage of total debt — (Debt Incurrence and Dividend Payment Test)(8)	432.0%	294.6	% (9)	—	—	—
Asset coverage of total leverage — (Debt and Preferred Stock)(10)	432.0%	294.6	% (9)	374.0%	368.7%	—
Average amount of borrowings outstanding per share of common stock during the period	$5.05	$3.53		$0.53	$0.08	—

(1)	Commencement of operations.

(2)
Based on average shares of common stock outstanding of 32,959,402; 32,258,146; 32,036,996; 31,809,344 and 32,204,000 for the six months ended May 31, 2009; for the fiscal years ended November 30, 2008 through 2006 and for the period June 28, 2005 through November 30, 2005, respectively.

(3)	Initial public offering price of $25.00 per share less underwriting discounts of $1.125 per share and offering costs of $0.04 per share.

(4)
Not annualized for the six months ended May 31, 2009 and for the period June 28, 2005 through November 30, 2005. Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the current market price on the last day of the period reported. The calculation also assumes reinvestment of distributions at actual prices pursuant to the Fund’s dividend reinvestment plan.

(5)	Unless otherwise noted, ratios are annualized.

(6)	The following table sets forth the components of the Fund’s ratio of expenses to average total assets.

					For the
	For the Six				Period June
	Months				28, 2005
	Ended May				through
	31, 2009	For the Fiscal Year Ended November 30,			November 30,
	(Unaudited)	2008	2007	2006	2005
Management fees	1.2%	1.2%	1.2%	1.2%	1.2%
Other expenses	0.3	0.3	0.2	0.2	0.4

Subtotal	1.5%	1.5%	1.4%	1.4%	1.6%
Interest expense and auction agent fees	2.4	0.5	0.2	0.1	—
Management fee waivers	—	—	(0.1)	(0.2)	(0.2)

Total expenses	3.9%	2.0%	1.5%	1.3%	1.4%

Average total assets	$639,588	$1,203,989	$1,240,766	$1,100,467	$795,136
See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
(amounts in 000’s, except share and per share amounts)

(7)	Not annualized.

(8)
Calculated pursuant to section 18(a)(1)(A) of the 1940 Act. Represents the value of total assets less all liabilities not represented by senior notes or any other senior securities representing indebtedness divided by the aggregate amount of senior notes and any other senior securities representing indebtedness. Under the 1940 Act, the Fund may neither declare nor make any distribution on its common Stock nor can it incur additional indebtedness if at the time of such incurrence asset coverage with respect to senior securities representing indebtedness would be less than 300%. For Purposes of this test the revolving credit facility is considered a senior security representing indebtedness.

(9)
At November 30, 2008, the Fund’s asset coverage ratio on total debt pursuant to the 1940 Act was less than 300%. However, on December 2, 2008 the Fund entered into an agreement to repurchase $60,000 of Senior Unsecured Notes, which closed on December 5, 2008. Upon the closing of the repurchase of the Senior Unsecured Notes, the Fund was in compliance with the 1940 Act and with its covenants required under the Senior Unsecured Notes agreements (See Note 10 — Senior Unsecured Notes).

(10)
Calculated pursuant to section 18(a)(2)(A) and section 18(a)(2)(B) of the 1940 Act. Represents the value of total assets less all liabilities not represented by preferred stock and senior securities representing indebtedness divided by the aggregate amount of preferred stock and senior securities representing indebtedness. Under the 1940 Act, the Fund may not declare or make any distribution on its common stock nor can it incur additional preferred stock if at the time of such declaration or incurrence its asset coverage with respect to all senior securities would be less than 200%. For purposes of this test, the revolving credit facility is considered a senior security representing indebtedness.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
1. Organization
Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) was organized as a Maryland corporation on March 31, 2005 and commenced operations on June 28, 2005. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end investment company. The Fund’s investment objective is to obtain a high total return with an emphasis on current income. The Fund seeks to achieve this objective by investing primarily in securities of companies engaged in the energy industry, principally including publicly-traded, energy-related master limited partnerships and limited liability companies taxed as partnerships (“MLPs”), MLP affiliates, energy-related U.S. and Canadian royalty trusts and income trusts (collectively, “royalty trusts”) and other companies that derive at least 50% of their revenues from operating assets used in, or providing energy-related services for, the exploration, development, production, gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products or coal (collectively with MLPs, MLP affiliates and royalty trusts, “Energy Companies”). The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYE.”
2. Significant Accounting Policies
A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ materially from those estimates.
B. Calculation of Net Asset Value — The Fund determines its net asset value as of the close of regular session trading on the NYSE no less frequently than the last business day of each month, and makes its net asset value available for publication monthly. Currently, the Fund calculates its net asset value on a weekly basis and such calculation is made available on its website, www.kaynefunds.com. Net asset value is computed by dividing the value of the Fund’s assets (including accrued interest and dividends), less all of its liabilities (including accrued expenses, distributions payable and any borrowings) by the total number of common shares outstanding.
C. Investment Valuation — Readily marketable portfolio securities listed on any exchange other than the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ official closing price. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.
Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Energy debt securities that are considered corporate bonds are valued by using the mean of the bid and ask prices provided by an independent pricing service. For equity debt securities that are considered corporate bank loans, the fair market value is determined by the mean of the bid and ask prices provided by the syndicate bank or principal market maker. When price quotes are not available, fair market value will be based on prices of comparable securities. In certain cases, the Fund may not be able to purchase or sell equity debt securities at the quoted prices due to the lack of liquidity for these securities.
Exchange-traded options and futures contracts are valued at the last sales price at the close of trading in the market where such contracts are principally traded or, if there was no sale on the applicable exchange on such day, at the mean between the quoted bid and ask price as of the close of such exchange.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
The Fund holds securities that are privately issued or otherwise restricted as to resale. For these securities, as well as any other portfolio security held by the Fund for which reliable market quotations are not readily available, valuations are determined in a manner that most fairly reflects fair value of the security on the valuation date. Unless otherwise determined by the Board of Directors, the following valuation process is used for such securities:
•	Investment Team Valuation. The applicable investments are initially valued by KA Fund Advisors, LLC (“KAFA” or the “Adviser”) investment professionals responsible for the portfolio investments.
•
Investment Team Valuation Documentation. Preliminary valuation conclusions are documented and discussed with senior management of KAFA. Such valuations generally are submitted to the Valuation Committee (a committee of the Fund’s Board of Directors) or the Board of Directors on a monthly basis, and stand for intervening periods of time.

•
Valuation Committee. The Valuation Committee meets on or about the end of each month to consider new valuations presented by KAFA, if any, which were made in accordance with the Valuation Procedures in such month. Between meetings of the Valuation Committee, a senior officer of KAFA is authorized to make valuation determinations. The Valuation Committee’s valuations stand for intervening periods of time unless the Valuation Committee meets again at the request of KAFA, the Board of Directors, or the Committee itself. All valuation determinations of the Valuation Committee are subject to ratification by the Board at its next regular meeting.

•	Valuation Firm. No less than quarterly, a third-party valuation firm engaged by the Board of Directors reviews the valuation methodologies and calculations employed for these securities.
•
Board of Directors Determination. The Board of Directors meets quarterly to consider the valuations provided by KAFA and the Valuation Committee, if applicable, and ratify valuations for the applicable securities. The Board of Directors considers the report provided by the third-party valuation firm in reviewing and determining in good faith the fair value of the applicable portfolio securities.

Unless otherwise determined by the Board of Directors, securities that are convertible into or otherwise will become publicly traded (e.g., through subsequent registration or expiration of a restriction on trading) are valued through the process described above, using a valuation based on the market value of the publicly traded security less a discount. The discount is initially equal in amount to the discount negotiated at the time the purchase price is agreed to. To the extent that such securities are convertible or otherwise become publicly traded within a time frame that may be reasonably determined, KAFA may determine an applicable discount in accordance with a methodology approved by the Valuation Committee.
At May 31, 2009, the Fund held 0.4% of its net assets applicable to stockholders (0.2% of total assets) in securities valued at fair value as determined pursuant to procedures adopted by the Board of Directors, with an aggregate fair value of $1,890 (See Note 6 — Restricted Securities).
D. Repurchase Agreements — The Fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreements”). The financial institutions with which the Fund enters into repurchase agreements are banks and broker/dealers which KAFA considers creditworthy. The seller under a repurchase agreement is required to maintain the value of the securities as collateral, subject to the agreement, at not less than the repurchase price plus accrued interest. KAFA monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.
E. Short Sales — A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of or to hedge against a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
All short sales are fully collateralized. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short. The Fund is liable for any dividends or distributions paid on securities sold short.
The Fund may also sell short “against the box” (i.e., the Fund enters into a short sale as described above while holding an offsetting long position in the security which it sold short). If the Fund enters into a short sale “against the box,” the Fund segregates an equivalent amount of securities owned as collateral while the short sale is outstanding. At May 31, 2009, the Fund had no open short sales.
F. Option Writing — When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 7 — Option Contracts for more detail on option contracts written and purchased.
G. Security Transactions — Security transactions are accounted for on the date these securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis.
H. Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs and royalty trusts generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and royalty trust and other industry sources. These estimates may subsequently be revised based on information received from MLPs and royalty trusts after their tax reporting periods are concluded.
For the six months ended May 31, 2009, the Fund estimated that 90% of the MLP distributions received and 1% of Canadian Royalty Trust distributions received would be treated as a return of capital. The Fund recorded as return of capital the amount of $10,208 of dividends and distributions received from its investments. This resulted in an equivalent reduction in the cost basis of the associated investments. Net Realized Losses and Net Change in Unrealized Gains in the accompanying Statement of Operations were decreased by $8,707 and $1,501, respectively, attributable to the recording of such dividends and distributions as reduction in the cost basis of investments.
I. Investment Income — The Fund records dividends and distributions on the ex-dividend date. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. In accordance with Statement of Position 93-1, Financial Accounting and Reporting for High-Yield Debt Securities by Investment Companies, to the extent that interest income to be received is not expected to be realized, a reserve against income is established.
Many of the Fund’s debt securities were purchased at a discount or premium to the par value of the security. The non-cash accretion of a discount to par value increases interest income while the non-cash amortization of a premium to par value decreases interest income. The amount of these non-cash adjustments can be found in the Fund’s Statement of Cash Flows.
As of May 31, 2009, the Fund has $0.6 million of past due interest accrued on its investment in CDX Funding LLC, which is currently in payment default. The Fund has not established a reserve against this accrual because it believes this interest income will be collected.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
J. Distributions to Stockholders — Distributions to common stockholders are recorded on the ex-dividend date. The estimated characterization of the distributions paid to common stockholders will be either a dividend (ordinary income) or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the common stock distributions made during the current year will not be determinable until after the end of the fiscal year when the Fund can determine earnings and profits and, therefore, it may differ from the preliminary estimates.
K. Partnership Accounting Policy — The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.
L. Taxes — It is the Fund’s intention to continue to be treated as and to qualify each year for special tax treatment afforded a Regulated Investment Company under Subchapter M of the Internal Revenue Code. As long as the Fund meets certain requirements that govern its source of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.
Income and capital gain distributions made by Regulated Investment Companies often differ from the aggregate GAAP basis net investment income and net realized gains. For the Fund, the principal reason for these differences is the return of capital treatment of dividends and distributions from MLPs, royalty trusts and certain other of its investments. As of November 30, 2008, accumulated distributions to preferred and common stockholders exceeded accumulated net investment income and net realized gains for GAAP purposes by $103,556. Net investment income and net realized gains for GAAP purposes may differ from taxable income for federal income tax purposes due to wash sales, disallowed partnership losses from MLPs and foreign currency transactions. As of May 31, 2009, the principal temporary differences were (a) realized losses that were recognized for book purposes, but disallowed for tax purposes due to wash sale rules; (b) disallowed partnership losses related to the Fund’s MLP investments and (c) other basis adjustments in the Fund’s MLPs and other investments.
For the fiscal year ended November 30, 2008, the tax character of the total $66,186 distributions paid to common stockholders was $12,116 (ordinary income) and $54,070 (return of capital). For the fiscal year ended November 30, 2008, the tax character of the $10,773 cash distribution paid to preferred stockholders was entirely ordinary income.
At May 31, 2009, the identified cost of investments for federal income tax purposes was $754,669, and the net cash received on option contracts written was $2,086. At May 31, 2009, gross unrealized appreciation and depreciation of investments and options for federal income tax purposes were as follows:

Gross unrealized appreciation of investments (including options)	$61,185
Gross unrealized depreciation of investments (including options)	(104,599)

Net unrealized depreciation before foreign currency related translations	(43,414)
Unrealized appreciation on foreign currency related translations	86

Net unrealized depreciation	$(43,328)

Dividend income received by the Fund from sources within Canada is subject to a 15% foreign withholding tax.
Interest income on Canadian corporate obligations may be subject to a 10% withholding tax unless an exemption is met. The most common exemption available is for corporate bonds that have a tenure of at least 5 years, provided that not more than 25% of the principal is repayable in the first five years and provided that the borrower and lender are not “associated.” Further, interest is exempt if derived from debt obligations guaranteed by the Canadian government.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
As of December 1, 2007, the Fund adopted FASB Interpretation 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date.
The adoption of the interpretation did not have a material effect on the Fund’s net asset value. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2009, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions.
M. Foreign Currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the rate of exchange as of the valuation date; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of gains and losses on investments in equity and debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.
Net realized foreign exchange gains or losses represent gains and losses from transactions in foreign currencies and foreign currency contracts, foreign exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. dollar equivalent of such amounts on the payment date.
Net unrealized foreign exchange gains or losses represent the difference between the cost of assets and liabilities (other than investments) recorded on the Fund’s books from the value of the assets and liabilities (other than investments) on the valuation date.
N. Derivative Financial Instruments — The Fund uses derivative financial instruments to manage interest rate risk. The Fund has established policies and procedures for risk assessment and the approval, reporting and monitoring of derivative financial instrument activities. The Fund does not hold or issue derivative financial instruments for speculative purposes. All derivative financial instruments are recorded at fair value with changes in value during the reporting period included as unrealized gains or losses in the Statement of Operations. The Fund generally values its interest rate swap contracts, if any, based on dealer quotations, if available, or by discounting the future cash flows from the stated terms of the interest rate swap agreement by using interest rates currently available in the market. As of May 31, 2009, the Fund did not have any interest rate swap contracts outstanding.
O. Indemnifications — Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
3. Fair Value
SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at May 31, 2009.

		Quoted Prices in	Prices with Other	Unobservable
		Active Markets	Observable Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3) (1)
Assets at Fair Value
Investments	$690,374	$511,869	$176,615	$1,890
Repurchase Agreements	22,597	—	22,597	—

Total assets at fair value	$712,971	$511,869	$199,212	$1,890

Liabilities at Fair Value
Option Contracts Written	$3,802	—	$3,802	—

(1)	The Fund’s investment in Level 3 represents its investment in Copano Energy, L.L.C. Class D Units and Bonterra Oil & Gas Ltd., as more fully described in Note 6 — Restricted Securities.
The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at May 31, 2009.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2008	$1,125
Transfers out of Level 3	—
Realized gain (losses)	—
Unrealized gains, net	549
Purchases, issuances or settlements	216

Balance — May 31, 2009	$1,890

The $549 of unrealized gains, net, presented in the table above relate to investments that are still held at May 31, 2009, and the Fund presents these unrealized gains in the Statement of Operations — Net Change in Unrealized Gains.
The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2008 and at May 31, 2009.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
4. Concentration of Risk
The Fund’s investment objective is to obtain a high level of total return with an emphasis on current income paid to its stockholders. Under normal circumstances, the Fund intends to invest at least 80% of total assets in securities of Energy Companies. The Fund invests in equity securities such as common stocks, preferred stocks, convertible securities, warrants, depository receipts, and equity interests in MLPs, MLP affiliates, royalty trusts and other Energy Companies. Additionally, the Fund may invest up to 30% of its total assets in debt securities of Energy Companies. It may directly invest up to 25% (or such higher amount as permitted by any applicable tax diversification rules) of its total assets in equity or debt securities of MLPs. The Fund may invest up to 50% of its total assets in unregistered or otherwise restricted securities of Energy Companies. It will not invest more than 15% of its total assets in any single issuer. The Fund may, for defensive purposes, temporarily invest all or a significant portion of its assets in investment grade securities, short-term debt securities and cash or cash equivalents. To the extent the Fund uses this strategy, it may not achieve its investment objectives.
5. Agreements and Affiliations
A. Administration Agreement — On February 27, 2009, the Administration Agreement between the Fund and Bear Stearns Funds Management Inc., dated September 15, 2004, was terminated. The termination was by mutual agreement of the parties. No penalties were incurred by the Fund resulting from the termination of the Administration Agreement with Bear Stearns Funds Management Inc.
On February 27, 2009, the Fund, entered into an Administration Agreement (the “Administration Agreement”) with Ultimus Fund Solutions, LLC (“Ultimus”). Pursuant to the Administration Agreement, Ultimus will provide certain administrative services for the Fund. The Administration Agreement will terminate on February 27, 2010, with automatic one-year renewals unless earlier terminated by either party as provided under the terms of Administration Agreement.
B. Investment Management Agreement — The Fund has entered into an investment management agreement with KAFA under which the Adviser, subject to the overall supervision of the Fund’s Board of Directors, manages the day-to-day operations of, and provides investment advisory services to, the Fund. For providing these services, the Adviser receives a management fee from the Fund. On June 16, 2009, the Fund renewed its agreement with the Advisor for a period of one year. The agreement may be renewed annually upon the approval of the Fund’s Board of Directors.
For the six months ended May 31, 2009, the Fund paid and accrued management fees at an annual rate of 1.25% of average monthly total assets of the Fund.
For purposes of calculating the management fee, the “average total assets” for each monthly period are determined by averaging the total assets at the last business day of that month with the total assets at the last business day of the prior month (or as of the commencement of operations for the initial period if a partial month). The total assets of the Fund shall be equal to its average monthly gross asset value (which includes assets attributable to or proceeds from the Fund’s use of preferred stock, commercial paper or notes issuances and other borrowings), minus the sum of the Fund’s accrued and unpaid dividends/distributions on any outstanding common stock and accrued and unpaid dividends/distributions on any outstanding preferred stock and accrued liabilities (other than liabilities associated with borrowing or leverage by the Fund). Liabilities associated with borrowing or leverage include the principal amount of any borrowings, commercial paper or notes that issued by the Fund, the liquidation preference of any outstanding preferred stock, and other liabilities from other forms of borrowing or leverage such as short positions and put or call options held or written by the Fund.
C. Portfolio Companies — From time to time, the Fund may “control” or may be an “affiliate” of one or more portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would “control” a portfolio company if the Fund owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if the Fund owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Fund’s investment adviser), principal underwriters and affiliates of those affiliates or underwriters.
The Fund believes that there is significant ambiguity in the application of existing Securities and Exchange Commission (“SEC”) staff interpretations of the term “voting security” to complex structures such as limited partnership interests of the kind in which the Fund invests. As a result, it is possible that the SEC staff may consider that certain securities investments in limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
In light of the ambiguity of the definition of voting securities, the Fund does not intend to treat any class of limited partnership interests that it holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives it the de facto power to exercise a controlling influence over the partnership. The Fund believes this treatment is appropriate given that the general partner controls the partnership, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the partnership due to the size of an economic interest, the security holders have no control over the partnership.
Plains All American, L.P. — Robert V. Sinnott is a senior executive of Kayne Anderson Capital Advisors, L.P. (“KACALP”), the managing member of KAFA. Mr. Sinnott also serves as a director on the board of Plains All American GP LLC, the general partner of Plains All American Pipeline, L.P. Members of senior management and various advisory clients of KACALP and KAFA own units of Plains All American GP LLC. Various advisory clients of KACALP and KAFA, including the Fund, own units in Plains All American Pipeline, L.P. The Fund believes that it is an affiliate of Plains All American, L.P. under the 1940 Act.
6. Restricted Securities
From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, and cannot, as a result, be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.
At May 31, 2009, the Fund held the following restricted securities.

			Number of						Percent of
		Type of	Units or	Acquisition	Cost	Fair	Fair Value	Percent of	Total
Investment	Security	Restriction	Principal($)	Date	Basis	Value	per Unit	Net Assets	Assets
Copano Energy, L.L.C.	Class D Units	(1)	114	3/14/2008	$3,000	$1,616	$14.14	0.3%	0.2%
Bonterra Oil & Gas Ltd.	Common Shares	(2)	15	5/27/2009	216	274	18.26	0.1	0.0

Total of securities valued in accordance with procedures established by the Board of Directors(3)					$3,216	$1,890		0.4%	0.2%

Atlas Energy Resources, LLC	Senior Notes	(4)	$4,550	(5)	$3,869	$4,049	n/a	0.7%	0.6%
Athabasca Oil Sands Corp.	Senior Notes	(4)	$17,500	(5)	17,093	14,983	n/a	2.7	2.1
CDX Funding, LLC	Secured Term Loan	(4)	$3,750	(5)	3,788	938	n/a	0.2	0.1
Dresser, Inc.	Secured Term Loan	(4)	$9,000	(5)	8,645	5,760	n/a	1.0	0.8
Energy Future Holdings Corp.	Secured Term Loan	(4)	$19,500	(5)	14,165	13,626	n/a	2.5	1.9
Hilcorp Energy Company	Senior Notes	(4)	$10,274	(5)	9,302	8,836	n/a	1.6	1.2

Total of securities valued by prices provided by market maker or independent pricing services(6)(7)					$56,862	$48,192		8.7%	6.7%

Total of all restricted securities					$60,078	$50,082		9.1%	6.9%

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)

(1)
Unregistered security of a publicly-traded company for which there is currently no established market. The Class D Units of Copano Energy, L.L.C. are expected to convert to public units in February 2010.

(2)
Unregistered security of a publicly-traded company. The common shares owned by the Fund are subject to a lock-up agreement which expires in September 2009 after which the Fund may sell the common shares subject to Rule 144.

(3)
Restricted securities that represent Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Securities are valued in accordance with the procedures established by the board of directors as more fully described in Note 2 — Significant Accounting Policies.

(4)	Unregistered security of a private company.

(5)	Acquired in numerous transactions at various dates.

(6)
Securities with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such securities.

(7)
Restricted securities that represent Level 2 categorization under SFAS No. 157. Securities are valued using prices provided by a principal market maker, syndicate bank or an independent pricing service as more fully described in Note 2 — Significant Accounting Policies.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
7. Option Contracts
Transactions in call option contracts for the six months ended May 31, 2009 were as follows:

	Number of
	Contracts	Premium
Options outstanding at beginning of period	400	$50
Options written	63,434	9,844
Options written and subsequently repurchased	(30,696)	(4,552)
Options exercised	(16,786)	(2,664)
Options expired	(4,636)	(592)

Options outstanding at end of period	11,716	$2,086

SFAS No. 161. In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard amends and expands the disclosure requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, to illustrate how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for under SFAS No. 133; and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. As of December 1, 2008, the Fund adopted SFAS No. 161.
The Fund is exposed to financial market risks, including changes in interest rates and in the valuations of its investment portfolio. The Fund may write (sell) call options with the purpose of generating income on non-income producing securities or reducing its holding of certain securities. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. The successful use of options depends in part on the degree of correlation between the options and securities. See Note 2 — Significant Accounting Policies for more detail on option contracts written.
The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives not accounted for as hedging		Fair Value as of
instruments under SFAS No. 133	Statement of Assets and Liabilities Location	May 31, 2009
Liabilities
Call options	Call option contracts written	$3,802
The following table sets forth the effect of derivative instruments on the Statement of Operations.

For the Six Months
Ended May 31, 2009
		Net Realized Gains on	Net Change in
Derivatives not accounted for		Derivatives	Unrealized Gains
as hedging instruments under	Location of Gains on Derivatives	Recognized	(Losses) on Derivatives
SFAS No. 133	Recognized in Income	in Income	Recognized in Income
Call options	Options	$4,227	$(1,762)
8. Investment Transactions
For the six months ended May 31, 2009, the Fund purchased and sold securities in the amount of $304,438 and $287,063 (excluding short-term investments and options), respectively.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
9. Revolving Credit Facility
As of May 31, 2009, the Fund had an unsecured revolving credit facility (the “Credit Facility”) with J.P. Morgan Chase Bank, N.A (“J.P. Morgan”). Outstanding loan balances under the Credit Facility accrue interest daily at a rate equal to one-month LIBOR plus 1.65 percent per annum. The Fund pays a fee equal to a rate of 0.50 percent per annum on any unused amounts of the Credit Facility. The Credit Facility contains various covenants of the Fund related to other indebtedness, liens and limits on the Fund’s overall leverage. For the six months ended and at May 31, 2009, the Fund had no outstanding borrowings under the Credit Facility.
On June 26, 2009, the Fund reduced the commitment amount form $125,000 to $75,000 and entered into a new credit facility as more fully described in Note 12 — Subsequent Events.
10. Senior Unsecured Notes
On December 5, 2008, the Fund completed the redemption of $60,000 aggregate principal amount of senior unsecured fixed rate notes (collectively, the “Senior Unsecured Notes”) at 103% of par value ($1,800 of interest premium paid). The Fund recognized $387 of expense for the write-off of debt issuance costs associated with this redemption, as disclosed on our Statement of Operations. The Fund utilized repurchase agreements and cash on hand to repurchase the Senior Unsecured Notes to comply with the asset coverage ratios as required by the 1940 Act.
A summary of the Senior Unsecured Notes before and after the December 5, 2008 redemption, as well as significant terms of each series, is detailed below.

	Principal			Fixed
	Before	Principal	Principal	Interest
Series	Redemption	Redeemed	Remaining	Rate	Maturity
A	$53,000	$44,000	$9,000	5.65%	8/13/2011
B	35,000	7,000	28,000	5.90%	8/13/2012
C	137,000	9,000	128,000	6.06%	8/13/2013

Total	$225,000	$60,000	$165,000

The Senior Unsecured Notes were issued on August 13, 2008 in a private placement offering to institutional accredited investors and are not listed on any exchange or automated quotation system. The Senior Unsecured Notes contain various covenants of the Fund related to other indebtedness, liens and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Senior Unsecured Notes, the Fund may not declare dividends or make other distributions on shares of common stock or purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Senior Unsecured Notes would be less than 300%.
The Senior Unsecured Notes are redeemable in certain circumstances at the option of the Fund. The Senior Unsecured Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Fund fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline, or fails to cure a deficiency as stated in the Fund’s rating agency guidelines in a timely manner. A full copy of the notes purchase agreement can be found on the Fund’s website, www.kaynefunds.com.
The Senior Unsecured Notes are unsecured obligations of the Fund and, upon liquidation, dissolution or winding up of the Fund, will rank: (1) senior to all the Fund’s outstanding preferred shares; (2) senior to all of the Fund’s outstanding common shares; (3) on a parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund; and (4) junior to any secured creditors of the Fund.
At May 31, 2009, the Fund was in compliance with all covenants required under the Senior Unsecured Notes agreements.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2009
(amounts in 000’s, except option contracts, share and per share amounts)
(UNAUDITED)
11. Common Stock
The Fund has 199,979,000 shares of common stock authorized. Of the 33,308,328 shares of common stock outstanding at May 31, 2009, KACALP owned 4,000 shares. Transactions in common shares for the six months ended May 31, 2009 were as follows:

Shares outstanding at November 30, 2008	32,601,414
Shares issued through reinvestment of dividends and distributions	706,914

Shares outstanding at May 31, 2009	33,308,328

12. Subsequent Events
On June 16, 2009, the Fund declared its quarterly distribution of $0.48 per common share for the period March 1, 2009 to May 31, 2009 for a total of $15,988. The distribution was paid on July 10, 2009 to shareholders of record on July 6, 2009. Of this total, pursuant to the Fund’s dividend reinvestment plan, $4,405 was reinvested into the Fund of which 284,542 shares of common stock were newly issued.
On June 15, 2009, the Custody Agreement between the Fund and Custodial Trust Company (“CTC”) was assigned to JPMorgan Chase Bank, N.A. Accordingly, CTC ceased providing custody services to the Fund and JPMCB has assumed such responsibilities effective on such date.
On June 26, 2009, the Fund entered into a new $75,000 unsecured revolving credit facility (the “New Facility”) with a syndicate of leaders. JPMorgan Chase Bank, N.A. was lead arranger of the New Facility and Bank of America, N.A., UBS Investment Bank and Citibank, N.A. participated in the syndication. The New Facility has a 364-day commitment termination on June 25, 2010. Outstanding loan balances will accrue interest daily at a rate equal to the one-month LIBOR plus 2.25% per annum based on the Fund’s current asset coverage ratio. The interest rate may vary between LIBOR plus 2.25% and LIBOR plus 3.50% depending on asset coverage ratios. The Fund will pay a fee equal to a rate of 0.50% per annum on any unused amounts of the New Facility. A full copy of the New Facility can be found on the Fund’s website, www.kaynefunds.com.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PRIVACY POLICY NOTICE
(UNAUDITED)
Kayne Anderson Energy Total Return Fund, Inc. (the “Fund”) considers privacy to be fundamental to our relationship with our stockholders. The Fund committed to maintaining the confidentiality, integrity and security of the non-public personal information of our stockholders and potential investors. Accordingly, the Fund has developed internal policies to protect confidentiality while allowing stockholders’ needs to be met. This notice applies to former as well as current stockholders and potential investors who provide us with nonpublic personal information.
The Fund may collect several types of nonpublic personal information about stockholders or potential investors, including:
•
Information from forms that you may fill out and send to the Fund or one of its affiliates or service providers in connection with an investment in the Fund (such as name, address, and social security number);

•	Information you may give orally to the Fund or one of its affiliates or service providers;
•	Information about your transactions with the Fund, its affiliates, or other third parties, such as the amount stockholders have invested in the Fund;
•	Information about any bank account stockholders or potential investors may use for transfers between a bank account and an account that holds or is expected to hold shares of its stock; and
•	Information collected through an Internet “cookie” (an information collecting device from a web server based on your use of a web site).
The Fund may disclose all of the information it collects, as described above, to certain nonaffiliated third parties such as attorneys, accountants, auditors and persons or entities that are assessing our compliance with industry standards. Such third parties are required to uphold and maintain our privacy policy when handling your nonpublic personal information.
The Fund may disclose information about stockholders or potential investors at their request. The Fund will not sell or disclose your nonpublic personal information to anyone except as disclosed above or as otherwise permitted or required by law.
Within the Fund and its affiliates, access to information about stockholders and potential investors is restricted to those personnel who need to know the information to service stockholder accounts. The personnel of the Fund and its affiliates have been instructed to follow our procedures to protect the privacy of your information.
The Fund reserves the right to change this privacy notice in the future. Except as described in this privacy notice, the Fund will not use your personal information for any other purpose unless we inform you how such information will be used at the time you disclose it or the Fund obtains your permission to do so.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
DIVIDEND REINVESTMENT PLAN
(UNAUDITED)
Kayne Anderson Energy Total Return Fund, Inc., a Maryland corporation (the “Fund”), hereby adopts the following plan (the “Plan”) with respect to distributions declared by its Board of Directors (the “Board”) on shares of its Common Stock:
1. Unless a stockholder specifically elects to receive cash as set forth below, all distributions hereafter declared by the Board shall be payable in shares of the Common Stock of the Fund, and no action shall be required on such stockholder’s part to receive a distribution in stock.
2. Such distributions shall be payable on such date or dates as may be fixed from time to time by the Board to stockholders of record at the close of business on the record date(s) established by the Board for the distribution involved.
3. The Fund may use newly-issued shares of its Common Stock or purchase shares in the open market in connection with the implementation of the plan. The number of shares to be issued to a stockholder shall be based on share price equal to 95% of the closing price of the Fund’s Common Stock one day prior to the dividend payment date.
4. The Board may, in its sole discretion, instruct the Fund to purchase shares of its Common Stock in the open market in connection with the implementation of the Plan as follows: If the Fund’s Common Stock is trading below net asset value at the time of valuation, upon notice from the Fund, the Plan Administrator (as defined below) will receive the dividend or distribution in cash and will purchase Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the Participants’ accounts, except that the Plan Administrator will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the greater of (i) the net asset value at the time of valuation or (ii) 95% of the then current market price.
5. In a case where the Plan Administrator has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues remaining shares. To the extent that the Plan Administrator is unable to terminate purchases in the open market before the Plan Administrator has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Plan Administrator may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.
6. A stockholder may, however, elect to receive his or its distributions in cash. To exercise this option, such stockholder shall notify American Stock Transfer & Trust Company, the plan administrator and the Fund’s transfer agent and registrar (collectively the “Plan Administrator”), in writing so that such notice is received by the Plan Administrator no later than the record date fixed by the Board for the distribution involved.
7. The Plan Administrator will set up an account for shares acquired pursuant to the Plan for each stockholder who has not so elected to receive dividends and distributions in cash (each, a “Participant”). The Plan Administrator may hold each Participant’s shares, together with the shares of other Participants, in non-certificated form in the Plan Administrator’s name or that of its nominee. Upon request by a Participant, received no later than three (3) days prior to the payable date, the Plan Administrator will, instead of crediting shares to and/or carrying shares in a Participant’s account, issue, without charge to the Participant, a certificate registered in the Participant’s name for the number of whole shares payable to the Participant and a check for any fractional share less a broker commission on the sale of such fractional shares. If a request to terminate a Participant’s participation in the Plan is received less than three (3) days before the payable date, dividends and distributions for that payable date will be reinvested. However, subsequent dividends and distributions will be paid to the Participant in cash.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
DIVIDEND REINVESTMENT PLAN
(UNAUDITED)
8. The Plan Administrator will confirm to each Participant each acquisition made pursuant to the Plan as soon as practicable but not later than ten (10) business days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a share of Common Stock of the Fund, no certificates for a fractional share will be issued. However, dividends and distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Administrator will adjust for any such undivided fractional interest in cash at the market value of the Fund’s shares at the time of termination.
9. The Plan Administrator will forward to each Participant any Fund related proxy solicitation materials and each Corporation report or other communication to stockholders, and will vote any shares held by it under the Plan in accordance with the instructions set forth on proxies returned by Participants to the Fund.
10. In the event that the Fund makes available to its stockholders rights to purchase additional shares or other securities, the shares held by the Plan Administrator for each Participant under the Plan will be added to any other shares held by the Participant in certificated form in calculating the number of rights to be issued to the Participant.
11. The Plan Administrator’s service fee, if any, and expenses for administering the Plan will be paid for by the Fund.
12. Each Participant may terminate his or its account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.amstock.com, by filling out the transaction request form located at the bottom of the Participant’s Statement and sending it to American Stock Transfer and Trust Company, P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or by calling the Plan Administrator at (888) 888-0317. Such termination will be effective immediately. The Plan may be terminated by the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. Upon any termination, the Plan Administrator will cause a certificate or certificates to be issued for the full shares held for the Participant under the Plan and a cash adjustment for any fractional share to be delivered to the Participant without charge to the Participant. If a Participant elects by his or its written notice to the Plan Administrator in advance of termination to have the Plan Administrator sell part or all of his or its shares and remit the proceeds to the Participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds.
13. These terms and conditions may be amended or supplemented by the Fund at any time but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Administrator receives written notice of the termination of his or its account under the Plan. Any such amendment may include an appointment by the Plan Administrator in its place and stead of a successor agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Administrator under these terms and conditions. Upon any such appointment of any agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor agent, for each Participant’s account, all dividends and distributions payable on shares of the Fund held in the Participant’s name or under the Plan for retention or application by such successor agent as provided in these terms and conditions.
14. The Plan Administrator will at all times act in good faith and use its best efforts within reasonable limits to ensure its full and timely performance of all services to be performed by it under this Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Administrator’s negligence, bad faith, or willful misconduct or that of its employees or agents.
15. These terms and conditions shall be governed by the laws of the State of Maryland.
Adopted: June 15, 2005
Amended: December 13, 2005
Amended: March 12, 2009

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
(UNAUDITED)
The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:
•	without charge, upon request, by calling (877) 657-3863;
•	on the Fund’s website, http://www.kaynefunds.com; and
•	on the website of the Securities and Exchange Commission, http://www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (877) 657-3863, and on the SEC’s website at http://www.sec.gov (see Form N-PX).
The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. The Fund also makes its Forms N-Q available on its website at http://www.kaynefunds.com.
SHARE REPURCHASE DISCLOSURE
(UNAUDITED)
Notice is hereby given in accordance with Section 23(c) of the 1940 Act, that the Fund may from time to time purchase shares of its common stock in the open market.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
RESULTS OF ANNUAL MEETING OF STOCKHOLDERS
(UNAUDITED)
On June 16, 2009, the Fund held its annual meeting of stockholders where the following matters were approved by stockholders:
(i)
The election of Steven C. Good and Kevin S. McCarthy as Class II directors, each to serve for a term of three years and until his successor is duly elected and qualified. The elections of Mr. Good and Mr. McCarthy require the affirmative vote of the holders of a majority of shares of the Fund’s common stock.

a.	For the election of Mr. Good, 29,738,731 shares were cast in favor and 754,570 shares withheld.

b.	For the election of Mr. McCarthy, 29,730,860 shares were cast in favor and 762,441 shares withheld.
As a result of the vote on this matter, Steven C. Good and Kevin S. McCarthy were each elected to serve as directors of the Fund for a 3-year term.

Anne K. Costin and William H. Shea, Jr. continued as directors, and their terms expire on the date of the 2010 annual meeting of stockholders; Gerald I. Isenberg continued as a director, and his term expires on the date of the 2011 annual meeting of stockholders.

(ii)
The approval of a proposal to authorize the Fund to sell shares of its common stock at a net price less than net asset value per share, so long as the gross price (before underwriting fees and offering expenses) is above net asset value per share for a period expiring on the date of the Fund’s 2010 annual meeting of stockholders. The approval of this proposal required:

a.
The affirmative vote of a majority of all common stockholders of record as of the record date. With respect to this requirement, 17 holders of common stock voted in favor, 4 holders of common stock voted against, and 0 holders of common stock abstained out of 32 total common stock holders.

b.
The affirmative vote of a majority of the votes cast by the holders of common stock as of the record date. With respect to this requirement, 8,976,625 shares were cast in favor, 1,161,658 shares were cast against, and 308,952 shares abstained.

As a result of the vote on this matter, the proposal has been approved.

Directors and Corporate Officers
Kevin S. McCarthy	Chairman of the Board of Directors,
President and Chief Executive Officer
Anne K. Costin	Director
Steven C. Good	Director
Gerald I. Isenberg	Director
William H. Shea Jr.	Director
Terry A. Hart	Chief Financial Officer and Treasurer
David J. Shladovsky	Secretary and Chief Compliance Officer
J.C. Frey	Executive Vice President, Assistant Secretary and Assistant Treasurer
James C. Baker	Executive Vice President

Investment Adviser	Administrator
KA Fund Advisors, LLC	Ultimus Fund Solutions, LLC
717 Texas Avenue, Suite 3100	225 Pictoria Drive, Suite 450
Houston, TX 77002	Cincinnati, Ohio 45246

1800 Avenue of the Stars, Second Floor	Stock Transfer Agent and Registrar
Los Angeles, CA 90067	American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038

Custodian	Independent Registered Public Accounting Firm
J.P. Morgan Chase Bank, N.A.	PricewaterhouseCoopers LLP
14201 North Dallas Parkway, Second Floor	350 South Grand Avenue
Dallas, TX 75254	Los Angeles, CA 90071

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
For stockholder inquiries, registered stockholders should call (800) 937-5449. For general inquiries, please call (877) 657-3863; or visit us on the web at http://www.kaynefunds.com.
This report, including the financial statements herein, is made available to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Please see the schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
None.
Item 10. Submission of Matters to a Vote of Security Holders.
None.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Not applicable to semi-annual reports.
(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.
(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
Date: July 27, 2009	By:	/s/ Kevin S. McCarthy
Kevin S. McCarthy
Chairman of the Board of Directors, President and Chief Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: July 27, 2009	By:	/s/ Kevin S. McCarthy
Kevin S. McCarthy
Chairman of the Board of Directors, President and Chief Executive Officer

Date: July 27, 2009	By:	/s/ Terry A. Hart
Terry A. Hart
Chief Financial Officer and Treasurer

EXHIBIT INDEX

Exhibit No.	Description
Exhibit 99.CERT	Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

Exhibit 99.906 CERT	Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.